Share capital	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Share capital
13.	Share capital:
(a)	Common shares:

In addition to Class A common shares, the Company has 25,000,000 Class B common shares and 100 Class C common shares authorized. As at December 31, 2016, there are no Class B or Class C common shares outstanding (2015 – nil).

The Company has a dividend reinvestment program (“DRIP”) that allows interested shareholders to reinvest all or a portion of cash dividends received on the Company’s common shares.  If new common shares are issued by the Company, the reinvestment price is equal to the average price of the Company’s common shares for the five days immediately prior to the reinvestment, less a discount. The discount rate is set by the Board of Directors and is currently 3%.  If common shares are purchased in the open market, the reinvestment price is equal to the average price per share paid.

In April 2015, the Company renewed the Rule 10b5-1 repurchase plan for up to $50,000,000 of its Class A common shares.  During the years ended December 31, 2016 and 2015, the Company repurchased 564,270 and 944,524 Class A common shares, respectively, for approximately $8,269,000 and $13,885,000, respectively.  This plan was cancelled in May 2016.

In May 2016, the Company issued 6,770,408 Class A common shares at a price of $14.70 per share for gross proceeds of $99,525,000.

(b)	Preferred shares:

As at December 31, 2016, the Company had the following preferred shares outstanding:

			Liquidation preference
	Shares		December 31,	December 31,
Series	Authorized	Issued	2016	2015
A	315,000	—	$—	$—
B	260,000	—	—	—
C	40,000,000	—	—	333,044
D	20,000,000	4,981,029	124,526	124,526
E	15,000,000	5,370,600	134,265	134,265
F	20,000,000	5,600,000	140,000	—
G	15,000,000	7,800,000	195,000	—
H	15,000,000	9,000,000	225,000	—
R	1,000,000	—	—	—

Preferred share repurchase plans

In 2015, the Company’s board of directors authorized the repurchase of up to $150,000,000 of its Series C preferred shares and up to $25,000,000 of each of its Series D and Series E preferred shares.

In September 2015, the Company entered into Rule 10b5-1 repurchase plans for up to $75,000,000 of its Series C preferred shares, and up to $7,500,000 for each of its Series D and Series E preferred shares.  The share repurchase plans for the preferred shares expired in December 2015.

During the year ended December 31, 2015, the Company repurchased 303,757 Series C, 123,971 Series D and 29,400 Series E preferred shares for a total of approximately $7,660,000, $2,929,000 and $694,000, respectively, via the repurchase plans.

During the year ended December 31, 2015, the Company also repurchased 40,000 of its 9.5% Series C preferred shares at $25.50 per share for a total of approximately $1,020,000 in the open market.

At-the-market offering of preferred shares

In November 2016, the Company entered into an equity distribution agreement with a sales agent under which the Company may, from time to time, issue Series D, Series E, Series G and Series H preferred shares in one or more at-the-market, or ATM, offerings up to an aggregate of $150,000,000 in gross sales proceeds.  During the year ended December 31, 2016, the Company did not issue any preferred shares under the ATM program.

(i)	Series C preferred shares:

In June 2016, the Company redeemed 13,321,774 of its Series C preferred shares, representing all of the issued and outstanding Series C preferred shares, at $25.00 per share for a total of approximately $333,074,000 including related expenses.

(ii)	Series D preferred shares:

In December 2012, the Company issued 3,105,000 Series D preferred shares for gross proceeds of $77,625,000. In November 2013, the Company issued an additional 2,000,000 Series D preferred shares for gross proceeds of $50,000,000.  The Series D preferred shares were issued for cash and pay cumulative quarterly dividends at a rate of 7.95% per annum from their date of issuance.  At any time on or after January 30, 2018, the Series D preferred shares may be redeemed by the Company, in whole or in part at a redemption price of $25.00 per share plus unpaid dividends. The Series D preferred shares are not convertible into common shares and are not redeemable at the option of the holder.

(iii)	Series E preferred shares:

In February 2014, the Company issued 5,400,000 Series E preferred shares for gross proceeds of $135,000,000. The Series E preferred shares were issued for cash and pay cumulative quarterly dividends at a rate of 8.25% per annum from their date of issuance.  At any time on or after February 13, 2019, the Series E preferred shares may be redeemed by the Company, in whole or in part at a redemption price of $25.00 per share plus unpaid dividends.  The Series E preferred shares are not convertible into common shares and are not redeemable at the option of the holder.

(iv)	Series F preferred shares:

In May 2016, the Company issued 5,600,000 Series F preferred shares for gross proceeds of $140,000,000.  The Series F preferred shares can be converted to Class A common shares at a conversion price of $18.00 per share.  The dividend rate is initially set at 6.95%, but will increase by 1% annually after the fifth anniversary date to a maximum of 10.5% by the ninth anniversary date, or will increase to 10.5% on January 1, 2018 if the Company does not acquire all of the membership interests in GCI or all or substantially all of the assets of GCI by December 31, 2017.  The Company has the right to call the Series F preferred shares at par plus any accumulated and unpaid dividends any time after the dividend increases above 6.95%.

(v)	Series G preferred shares:

In June 2016, the Company issued 4,600,000 Series G preferred shares for gross proceeds of $115,000,000.  In August 2016, the Company issued an additional 3,200,000 Series G preferred shares for gross proceeds of $80,000,000 including accrued dividends to August 25, 2016.  The Series G preferred shares were issued for cash and pay cumulative quarterly dividends at a rate of 8.20% per annum.  At any time on or after June 16, 2021, the Series G preferred shares may be redeemed by the Company, in whole or in part at a redemption price of $25.00 per share plus unpaid dividends.  The Series G preferred shares are not convertible into common shares and are not redeemable at the option of the holder.

(vi)	Series H preferred shares:

In August 2016, the Company issued 9,000,000 Series H preferred shares for gross proceeds of $225,000,000.  The Series H preferred shares were issued for cash and pay cumulative quarterly dividends at a rate of 7.875% per annum.  At any time on or after August 11, 2021, the Series H preferred shares may be redeemed by the Company, in whole or in part at a redemption price of $25.00 per share plus unpaid dividends.  The Series H preferred shares are not convertible into common shares and are not redeemable at the option of the holder.

The preferred shares are subject to certain financial covenants and the Company is in compliance with these covenants at December 31, 2016.